Associates and joint arrangements	12 Months Ended
Mar. 31, 2025
Associates and joint arrangements [Abstract]
Associates and joint arrangements

12. Associates and joint arrangements
The Group holds interests in associates in Kenya, where we have significant influence, as well as in a number of joint arrangements, notably in the Netherlands, India, Australia and Oak Holdings 1 GmbH and its markets, where we share control with one or more third parties. See note 1 ‘Basis of preparation’ to the consolidated financial statements for further details.
Accounting policies
Interests in joint arrangements
A joint arrangement is a contractual arrangement whereby the Group and other parties undertake an economic activity that is subject to joint control; that is, when the relevant activities that significantly affect the investee’s returns require the unanimous consent of the parties sharing control. Joint arrangements are either joint operations or joint ventures.
Gains or losses resulting from the contribution or sale of a subsidiary as part of the formation of a joint arrangement are recognised in respect of the Group’s entire equity holding in the subsidiary.
Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control have the rights to the assets, and obligations for the liabilities, relating to the arrangement or that other facts and circumstances indicate that this is the case. The Group’s share of assets, liabilities, revenue, expenses and cash flows are combined with the equivalent items in the consolidated financial statements on a line-by-line
basis.
Any goodwill arising on the acquisition of the Group’s interest in a joint operation is accounted for in accordance with the Group’s accounting policy for goodwill arising on the acquisition of a subsidiary.
Joint ventures
A joint venture is a joint arrangement whereby the parties that have joint control have the rights to the net assets of the arrangement.
At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint venture is recognised as goodwill. The goodwill is included within the carrying amount of the investment.
The results and assets and liabilities of joint ventures, other than those joint ventures or part thereof that are held for sale (see note 7 ‘Discontinued operations and assets held for sale’), are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in joint ventures are carried in the consolidated statement of financial position at cost adjusted for post-acquisition changes in the Group’s share of the net assets of the joint venture, less any impairment in the value of the investment. The Group’s share of post-tax
profits or losses are recognised in the consolidated income statement. Losses of a joint venture in excess of the Group’s interest in that joint venture are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.
Associates
An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint arrangement.
Significant influence is the power to participate in the financial and operating policy decisions of the investee but where the Group does not have control or joint control over those policies.
At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognised as goodwill. The goodwill is included within the carrying amount of the investment.
The results and assets and liabilities of associates are incorporated in the consolidated financial statements using the same equity method of accounting used for joint ventures, described above.
Joint ventures and associates

	2025 €m	2024 € m

Investments in joint ventures	6,342	8,203

Investments in associates	550	1,829

31 March	6,892	10,032

Share of net liabilities in joint ventures	(96)	–

31 March	(96)	–

Joint ventures
The financial and operating activities of the Group’s joint ventures are jointly controlled by the participating shareholders. The participating shareholders have rights to the net assets of the joint ventures through their equity shareholdings. Unless otherwise stated, the Group’s principal joint ventures all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all joint ventures is also their principal place of operation.

Name of joint venture	Principal activity	Country of incorporation or registration	Percentage shareholdings 1 2025	Percentage shareholdings 1 2024

Oak Holdings 1 GmbH	Network infrastructure	Germany	50.0	60.3

VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0

OXG Glasfaser Beteiligungs GmbH	Fibre infrastructure	Germany	50.0	50.0

Vodafone Idea Limited 2	Network operator	India	24.4	31.4

TPG Telecom Limited 3	Network operator	Australia	25.1	25.1
Notes:

1.	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

2.
At 31 March 2025 the fair value of the Group’s interest in Vodafone Idea Limited was INR 118 billion (
€
1,283 million) (2024: INR 208 billion (
€
2,313 million)) based on the quoted share price on the National Stock Exchange of India. On 30 March 2025, Vodafone Idea announced that the Government of India had agreed to convert US$4.3 billion (
€
4.0 billion) of outstanding spectrum dues to equity and the associated dues were reported within equity as at 31 March 2025. The Group’s shareholding in Vodafone Idea Limited was subsequently diluted to 16.1% in April 2025.

3.	At 31 March 2025 the fair value of the Group’s interest in TPG Telecom Limited was AUD 2,236 million ( € 1,290 million) (2024: AUD 2,101 million ( € 1,269 million)) based on the quoted share price on ASX.
Oak Holdings 1 GmbH
On 22 July 2024, the Group announced the sale of a further 10.3% stake in Oak Holdings

1
GmbH, the partnership that
co-controls
Vantage Towers, for
€
1,336 million
, leaving the Group’s retained interest at 50.0%.
Oak Holdings
1
GmbH owns 89.3% of Vantage Towers.
A net gain on disposal of
€
26 million has been recorded within Other income in the Consolidated income statement.
OXG Glasfaser Beteiligungs GmbH
In March 2023, the Group entered into an agreement with Altice Luxembourg S.A. to create a joint venture, OXG Glasfaser Beteiligungs GmbH (‘OXG’), with 50.0% shareholding held by each shareholder. Each shareholder is committed to contribute funding of up to
€
950 million to OXG for the deployment of
fibre-to-the-home
in Germany. During the year ended 31 March 2025, the Group provided
€
36 million (2024:
€
32 million) of capital contributions to OXG. The remaining funding commitment of
€
882 million is expected to be contributed between 2025 and 2029. The amount and timing of the funding depends on the speed and size of the fibre deployment. The contribution can be in the form of free capital reserves, shareholder loan, loan notes or similar instruments as agreed by the shareholders.
Vodafone Idea Limited
The Group’s carrying value in Vodafone Idea Limited (‘VIL’) reduced to
€
nil at 30 September 2019. The Group’s share of VIL’s losses not recognised at 31 March 2025 is
€
1,758 million (2024:
€
4,528 million).
During the year VIL has undertaken equity fund-raisings totalling
€
2.5 billion and has undertaken a further conversion of debt due to the Government of India during April 2025, resulting in the Group’s interest in VIL reducing to 16.1%.
TPG Telecom Limited
TPG Telecom Limited is listed on the Australian Securities Exchange (‘ASX’). Vodafone and Hutchison Telecommunications (Australia) Limited each own an economic interest of 25.05%, with the remaining 49.9% listed as free float on the ASX. The financial information presented in the tables below includes debt held within the structure that holds the Group’s interest in TPG
, for which the Group provides a guarantee over its share (see note 22 ‘Capital and financial risk management’).
Dividends received from joint ventures
During the year ended 31 March 2025, the Group received dividends included in the consolidated statement of cash flows from VodafoneZiggo Group Holding B.V. of
€
63 million (2024:
€
100 million, 2023:
€
165 million), TPG Telecom Limited of
€
24 million (2024:
€
23 million, 2023:
€
24 million) and Oak Holdings 1 GmbH of
€
307 million (2024:
€
196 million, 2023:
€
nil).
Aggregated financial information
The table below provides aggregated financial information for the Group’s joint ventures as it relates to the amounts recognised in the consolidated income statement and consolidated statement of financial position.

	Investment in joint ventures 1		(Loss)/profit for the financial year 2

	2025 €m	2024 € m	2025 €m	2024 € m	2023 € m

Oak Holdings 1 GmbH	5,943	7,620	(74)	(85)	–

VodafoneZiggo Group Holding B.V.	330	516	(125)	(177)	137

TPG Telecom Limited	(96)	(2)	(97)	(74)	48

INWIT S.p.A.	–	–	–	–	30

Other	69	69	(65)	(43)	(15)

Total	6,246	8,203	(361)	(379)	200
Notes:

1.	Includes share of net liabilities in joint ventures.

2.	Total Other comprehensive (expense)/income is not materially different to (loss)/profit for the financial year.

Summarised financial information
Summarised financial information for the G
rou
p’s material joint ventures on a 100% ownership basis is set out below.

	Oak Holdings 1 GmbH			VodafoneZiggo Group Holding B.V.

	2025 €m	2024 € m	2023 € m	2025 €m	2024 € m	2023 € m

Income statement

Revenue	1,249	1,166	–	4,082	4,128	4,063

Operating expenses	(117)	(130)	–	(2,190)	(2,195)	(2,124)

Depreciation and amortisation	(953)	(868)	–	(1,600)	(1,555)	(1,527)

Other income/(expense)	(26)	5	–	–	–	–

Operating profit	153	173	–	292	378	412

Interest income	7	5	–	–	–	–

Interest expense	(538)	(455)	–	(652)	(809)	11

(Loss)/profit before tax	(378)	(277)	–	(360)	(431)	423

Income tax credit/(expense)	212	132	–	111	77	(150)

(Loss)/profit for the financial year 1	(166)	(145)	–	(249)	(354)	273

	Vodafone Idea Limited			TPG Telecom Limited

	2025 €m	2024 € m	2023 € m	2025 €m	2024 € m	2023 € m

Income statement

Revenue	4,797	4,749	5,046	3,359	3,371	3,027

Operating expenses	(3,005)	(3,066)	(3,280)	(2,320)	(2,238)	(1,870)

Depreciation and amortisation	(2,142)	(2,178)	(2,396)	(902)	(891)	(700)

Other income	–	83	–	–	–	–

Operating (loss)/profit	(350)	(412)	(630)	137	242	457

Interest income	107	7	9	–	–	–

Interest expense	(2,539)	(2,718)	(2,567)	(391)	(368)	(172)

(Loss)/profit before tax	(2,782)	(3,123)	(3,188)	(254)	(126)	285

Income tax (expense)/credit	(2)	(95)	–	27	(8)	(25)

(Loss)/profit for the financial year 1	(2,784)	(3,218)	(3,188)	(227)	(134)	260

	INWIT S.p.A.

	2025 €m	2024 € m	2023 € m

Income statement

Revenue	–	–	853

Operating expenses	–	–	(73)

Depreciation and amortisation	–	–	(508)

Operating profit	–	–	272

Interest expense	–	–	(81)

Profit before tax	–	–	191

Income tax expense	–	–	(1)

Profit for the financial year 1	–	–	190
Note:

1.	Total Other comprehensive income/(expense) is not materially different to profit/(loss) for the financial year.
As disclosed above, the Group’s investment in VIL was reduced to
€
nil in the year ended 31 March 2020 and the Group has not recorded any profit or loss in respect of its share of VIL’s results since that date.
Financial information is presented for TPG Telecom Limited (‘TPG’) for the year to, and as at 31 December 2024 on the basis that full-year information in relation to TPG has not been released at the date of approval of these consolidated financial statements and as such is market sensitive for TPG.
Financial information presented for INWIT S.p.A. for the years to 31 March 2023 is based on the financial results and financial position as at 31 December 2022.

Summarised financial information
Summarised financial information for the Group’s material joint ven
tures on a 100% ownership basis is set out below.

	Oak Holdings 1 GmbH		VodafoneZiggo Group Holding B.V.

	2025 €m	2024 € m	2025 €m	2024 € m

Statement of financial position

Non-current assets	24,149	24,015	15,012	15,753

Current assets	749	746	788	884

Total assets	24,898	24,761	15,800	16,637

Equity shareholders’ funds	11,887	12,630	660	1,033

Non-current liabilities	10,167	9,386	12,773	13,145

Current liabilities	2,844	2,745	2,367	2,459

Cash and cash equivalents within current assets	240	267	144	61

Non-current liabilities excluding trade and other payables and provisions	9,560	8,751	12,640	12,995

Current liabilities excluding trade and other payables and provisions	502	502	1,094	1,171

	Vodafone Idea Limited		TPG Telecom Limited

	2025 €m	2024 € m	2025 €m	2024 € m

Statement of financial position

Non-current assets	16,069	16,251	9,024	9,663

Current assets	2,817	1,654	734	900

Total assets	18,886	17,905	9,758	10,563

Equity shareholders’ (deficit)/funds	(9,479)	(13,710)	2,175	2,606

Non-current liabilities	22,636	25,855	6,523	6,789

Current liabilities	5,729	5,760	1,060	1,168

Cash and cash equivalents within current assets	1,145	60	85	192

Non-current liabilities excluding trade and other payables and provisions	22,612	25,837	6,437	6,704

Current liabilities excluding trade and other payables and provisions	2,307	2,044	105	102
The reconciliation of summarised financial information presented to the carrying amount of our interest in joint ventures is set out below.

	Oak Holdings 1 GmbH		VodafoneZiggo Group Holding B.V.

	2025 €m	2024 € m	2025 €m	2024 € m	2023 € m

Equity shareholders’ funds	11,887	12,630	660	1,033

Interest in joint ventures 1	5,943	7,620	330	516

Carrying value	5,943	7,620	330	516

(Loss)/profit for the financial year	(166)	(145)	(249)	(354)	273

Share of (loss)/profit 1	(74)	(85)	(125)	(177)	137

	Vodafone Idea Limited			TPG Telecom Limited

	2025 €m	2024 € m	2023 € m	2025 €m	2024 € m	2023 € m

Equity shareholders’ (deficit)/funds	(9,479)	(13,710)		2,175	2,606

Interest in joint ventures 1	(1,524)	(4,300)		(144)	(53)

Impairment	(234)	(240)		–	–

Goodwill	–	–		48	51

Investment proportion not recognised	1,758	4,540		–	–

Carrying value	–	–		(96)	(2)

(Loss)/profit for the financial year	(2,784)	(3,218)	(3,188)	(227)	(134)	260

Share of (loss)/profit 1	(660)	(1,009)	(1,030)	(97)	(74)	48

Share of loss not recognised	660	1,009	1,030	–	–	–

Share of (loss)/profit 1	–	–	–	(97)	(74)	48

	INWIT S.p.A.

	2025 €m	2024 € m	2023 € m

Equity shareholders’ funds	–	–

Interest in joint ventures	–	–

Carrying value	–	–

Profit for the financial year	–	–	190

Share of profit	–	–	63

Share of profit not recognised as held for sale	–	–	(33)

Share of profit	–	–	30
Note:

1.
The Group’s effective ownership percentages of Oak Holdings 1 GmbH, VodafoneZiggo Group Holding B.V., Vodafone Idea Limited and TPG Telecom Limited are 50.0%, 50.0%, 24.4% and 25.1%, respectively, rounded to the nearest tenth of one percent.

Table of Contents

Associates
Unless otherwise stated, the Group’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration is also their place of operation.

	Principal activity	Country of incorporation or registration	Percentage shareholding 1 2025	Percentage shareholding 1 2024

Safaricom PLC 1	Network operator	Kenya	39.9	39.9

Indus Towers Limited	Network infrastructure	India	–	21.0
Notes:

1.	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

2.
At 31 March 2025, the fair value of the Group’s interest in Safaricom PLC was KES 293 billion (
€
2,096 million) (2024: KES 284 billion (
€
1,996 million)) based on the closing quoted share price on the Nairobi Stock Exchange.

3.	At 31 March 2025, the fair value of the Group’s interest in Indus Towers Limited was nil (2024: INR 165 billion ( € 1,833 million)).
Aggregated financial inf
ormat
ion
The table below provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the consolidated income statement and consolidated statement of financial position.

	Investment in associates		Profit/(loss) for the financial year

	2025 €m	2024 € m	2025 €m	2024 € m	2023 € m

Safaricom PLC 1	500	627	201	159	195

Indus Towers Limited	–	1,104	55	140	50

Other	50	98	(18)	(16)	(12)

Total	550	1,829	238	283	233
Note:

1.	Other comprehensive income includes loss for the financial year, together with € 103 million loss (2024: € 76 million gain) in respect of the application of IAS 29 to Safaricom’s operations in Ethiopia.
Indus Towers Limited
On 19 June 2024, the Group announced the sale of an 18.0% stake in Indus To
w
ers Limited (‘Indus’) through an accelerated book-building offering (‘placing’). The placing raised INR 153.0 billion (
€
1,684 million) in gross proceeds. Following the placing, the Group de-recognised
its remaining associate investment in Indus, which was classified as an Other Investment recorded at fair value through profit and loss.

A net gain on disposal of
€
714 million has been recorded within other income in the Consolidated income statement. In August 2024 and December 2024, the Group disposed of its remaining 3.0% stake in Indus for cash consideration of
€
329m.

Dividends received from associates
During the year ended 31 March 202
5
, the Group received dividends included in the consolidated statement of cash flows from Safaricom PLC of
€
136 million (2024:
€
122 million, 2023:
€
250 million) and from Indus Towers Limited of
€
Nil (2024:
€
nil, 2023:
€
75 million).
Summarised financial information
Summarised financial information for each of the Group’s material associates on a 100% ownership basis is set out in the following table, together with the reconciliation to the carrying amount of our interest in the associate.

	Safaricom PLC			Indus Towers Limited

	2025 €m	2024 € m	2023 € m	2025 €m	2024 € m	2023 € m

Income statement

Revenue	2,792	2,210	2,468	835	3,185	3,343

Operating expenses	(1,561)	(1,189)	(1,353)	(286)	(1,598)	(2,240)

Depreciation and amortisation	(489)	(523)	(432)	(167)	(637)	(588)

Other income	79	142	68	–	–	–

Operating profit	821	640	751	382	950	515

Interest income	17	16	13	11	126	26

Interest expense	(167)	(121)	(69)	(48)	(218)	(200)

Profit before tax	671	535	695	345	858	341

Income tax expense	(340)	(266)	(285)	(82)	(192)	(102)

Profit for the financial year and total comprehensive income	331	269	410	263	666	239

Attributable to:

- Owners of the parent	503	399	489	263	666	239

- Non-controlling interests	(172)	(130)	(79)	–	–	–

Statement of financial position

Non-current assets	3,062	3,901		–	6,082

Current assets	600	578		–	1,230

Total assets	3,662	4,479		–	7,312

Equity shareholders’ funds	1,246	1,566		–	4,086

Non-controlling interests	331	767		–	–

Non-current liabilities	975	968		–	2,098

Current liabilities	1,110	1,178		–	1,128

Cash and cash equivalents within current assets	215	163		–	7

Non-current liabilities excluding trade and other payables and provisions	791	784		–	1,716

Current liabilities excluding trade and other payables and provisions	357	349		–	583

Equity shareholders’ funds	1,246	1,566			4,086

Interest in associates 1	498	625			860

Goodwill	2	2			244

Carrying value	500	627			1,104

Profit for the financial year	503	399	489	263	666	239

Share of profit	201	159	195	55	140	50
Note:

1.	The Group’s effective ownership percentage of Sa fari com PLC is 39.9%, rounded to the nearest tenth of one percent.
2.	Financial information for 2025 relates to the period to 19th June 2024.